Cash Flow (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Cash Flow [Abstract]
Schedule of Cash Flows from Operating Activities

Net cash generated from operating activities in the IFRS cash flows on page 30 includes the following items:

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	£m	£m	£m

Profit for the year	1,938	3,329	6,974
Taxation on ordinary activities	1,123	1,055	2,189
Share of post-tax results of associates and joint ventures	(200)	(233)	(415)
Net finance costs	817	756	1,486
Profit from operations	3,678	4,907	10,234
Adjustments for:
- Depreciation, amortisation and impairment	659	473	1,076
- (Increase)/decrease in inventories	(437)	(600)	433
- Decrease/(increase) in trade and other receivables	41	(325)	(393)
- Decrease in provision for MSA	(859)	(670)	(36)
- (Decrease)/increase in trade and other payables	(84)	(314)	183
- Decrease in net retirement benefit liabilities	(56)	(41)	(104)
- Increase/(decrease) in other provisions	399	(193)	(145)
- Other non-cash items	989	80	430
Cash generated from operating activities	4,330	3,317	11,678
Dividends received from associates	171	164	353
Tax paid	(1,280)	(1,227)	(2,314)
Net cash generated from operating activities	3,221	2,254	9,717